Taxes (Tables)	6 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Provision for Income Tax	The provision for income tax consisted of the following:
	For the Six Months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current income tax expense	$20,305	$248,796
Uncertain tax provisions	2,416,499	—
Deferred income tax expense	—	(72,879)
Income tax provision	$2,436,804	$175,917

Schedule of Reconciles the Statutory Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the Six Months Ended March 31,
	2024	2023
PRC statutory tax rate	25.0%	25.0%
Effect of preferential tax rate(a)	0.3%	(2.8)%
Additional deduction for R&D expenses	(0.3)%	0.0%
Non-deductible expenses	0.9%	0.0%
Effect of change in valuation allowance	(0.2)%	(4.3)%
Effect of different tax rates in a foreign jurisdiction	(6.6)%	0.0%
Effective tax rate	19.1%	17.9%
(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the six months ended March 31, 2024 and 2023. For the six months ended March 31, 2024 and 2023, the tax saving as the result of the favorable tax rate and tax holiday amounted to $37,209 and $2,079, respectively.

Schedule of Components of Deferred Tax Assets and Liabilities	Components of deferred tax assets and liabilities were as follows:
	March 31, 2024	September 30, 2023
	(Unaudited)
Provision for doubtful debt	$30,107	$110,374
Tax loss carry forwards	113,045	70,341
Operating lease liabilities	120,111	133,489
Total deferred tax assets	263,263	314,204
Less: Valuation allowance	(136,237)	(162,974)
Total deferred tax assets, net of valuation allowance	$127,026	$151,230
	March 31, 2024	September 30, 2023
	(Unaudited)
Right of use assets	$127,026	$151,230
Total deferred tax liabilities	127,026	151,230
Total deferred tax assets, net	$—	$—

Schedule of Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:
	March 31, 2024	September 30, 2023
	(Unaudited)
Balance as of beginning of year	$1,066,949	$—
Increase related to prior year tax positions	—	5,639
Increase related to current year tax positions	2,416,499	1,061,310
Foreign exchange translation	6,533	—
Balance as of end of year	$3,489,981	$1,066,949

Schedule of Tax Payable	The tax payable consisted of the following:
	March 31, 2024	September 30, 2023
	(Unaudited)
VAT payable	$2,552	$487,744
Uncertain tax provision	—	1,066,949
Other tax	2,037	366
Tax payable, current	$4,589	$1,555,059

Uncertain tax provision	$3,489,981	$—
Tax payable, noncurrent	$3,489,981	$—